Financial Risk Management and Fair Value of Financial Instruments - Summary amounts due from related parties contract assets and receivables from payments (Details) - Credit risk - Trade receivables, amounts due from related parties, contract assets and receivables from payments made on behalf of customers - CNY (¥)
¥ in Thousands
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial risk management and fair value of financial instruments
Beginning balance	¥ (81,044)	¥ (52,361)	¥ (12,144)
Credit loss recognized during the year	(16,625)	(28,664)	(40,217)
Write-offs during the year	1,088
Effect of movement in exchange rates	271	(19)
Ending balance	¥ (96,310)	¥ (81,044)	¥ (52,361)